License Agreements	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Text Block [Abstract]
License Agreements
Note 12.	License Agreements

The Company has license agreements with certain organizations which require license fee payments to be made on a periodic basis, including royalties on net sales of licensed products, processes and consumables. License fee expenses amounted to approximately $53 and $83 for the quarter and six months ended June 30, 2013, respectively. License fee expenses amounted to approximately $269 and $386 for the quarter and six months ended June 30, 2012, respectively. License fee expenses are included in cost of sales in the condensed consolidated statement of operations and comprehensive loss. At June 30, 2013, accrued license fees were approximately $706 and are recorded in accrued expenses and other current liabilities ($528) and other noncurrent liabilities ($178) in the condensed consolidated balance sheets. At December 31, 2012, accrued license fees were approximately $1,015 and are recorded in accrued expenses and other current liabilities ($748) and other noncurrent liabilities ($267) in the condensed consolidated balance sheets.

Included in the license agreements is an exclusive patent license agreement with the Massachusetts Institute of Technology (the “MIT Agreement”). Patents covered under the MIT Agreement have expiration dates ranging from 2013 to 2021.

On January 22, 2013, the Company and MIT agreed to an amendment of their exclusive patent license agreement (the “Amended MIT Agreement”). The Amended MIT Agreement provides for, among other things, (1) a reduction in the term of the agreement between the Company and MIT from the date of expiration or abandonment of all issued patent rights to December 31, 2016, (2) an increase in the annual license maintenance fees due for the years ended December 31, 2013 through December 31, 2016 from $50 annually to $100 annually, with amounts related to 2013 through 2016 guaranteed by the Company, (3) a settlement of all past and future royalties on net sales of licensed products, processes and consumables for a one-time payment of $200 (paid in March 2013), and (4) a provision for extension of the term of the arrangement between the parties for an annual license maintenance fee of $100 for each subsequent year beyond 2016. As a result of the Amended MIT Agreement, the Company recorded a reduction to its accrued license fees at December 31, 2012, of approximately $1,500, with a corresponding reduction to cost of sales.

There were no license fee expenses associated with the Amended MIT Agreement for either the quarter or six months ended June 30, 2013. License fee expenses, including minimum license maintenance fees and royalties, associated with the MIT Agreement for the quarter and six months ended June 30, 2012 were $273 and $382, respectively. Reimbursement of qualifying patent expenses incurred by MIT were approximately $0 and $3 for the quarter and six months ended June 30, 2013, respectively. Reimbursement of qualifying patent expenses incurred by MIT were approximately $5 and $22 for the quarter and six months ended June 30, 2012, respectively. Reimbursement of qualifying patent expenses incurred by MIT are recorded in selling, general and administrative expenses in the condensed statement of consolidated operations and comprehensive loss.

Note 13. License Agreements

The Company has license agreements with certain organizations which require license fee payments to be made on a periodic basis, including royalties on net sales of licensed products, processes and consumables. License fee expenses amounted to approximately $57, $682 and $357 for 2012, 2011 and 2010, respectively, and are included in cost of sales in the consolidated statement of operations and comprehensive loss. At December 31, 2012, accrued license fees were approximately $1,015 and are recorded in accrued expenses and other current liabilities ($748) and other noncurrent liabilities ($267) in the consolidated balance sheets. At December 31, 2011, accrued license fees were approximately $1,183 and are recorded in accrued expenses and other current liabilities in the consolidated balance sheets.

Included in the license agreements is an exclusive patent license agreement with the Massachusetts Institute of Technology (the MIT Agreement). Patents covered under the MIT Agreement have expiration dates ranging from 2013 to 2021. Terms of the MIT Agreement remain in force until the expiration or abandonment of all issued patent rights.

Terms of the MIT Agreement require that the Company remit payment to MIT for (1) minimum license maintenance fees, (2) royalties, ranging from 2.5% to 5.0%, on net sales of licensed products, processes and consumables and (3) reimbursement of certain qualifying patent expenses incurred by MIT.

On January 22, 2013, the Company and MIT agreed to an amendment of their exclusive patent license agreement (the Amended MIT Agreement). The Amended MIT Agreement provides for, among other things, (1) a reduction in the term of the agreement between the Company and MIT from the date of expiration or abandonment of all issued patent rights to December 31, 2016, (2) an increase in the minimum license maintenance fees due for the years ended December 31, 2013 through December 31, 2016 from $50 annually to $100 annually, with amounts related to 2013 through 2016 guaranteed by ExOne in the event of termination of the agreement, (3) a settlement of all past and future royalties on net sales of licensed products, processes and consumables for a one-time payment of $200, payable in 2013 by the Company, and (4) a provision for extension of the term of the arrangement between the parties for an annual license maintenance fee of $100 for each subsequent year beyond 2016.

As a result of the Amended MIT Agreement, the Company recorded a reduction to its accrued license fees at December 31, 2012, of approximately $1,500 with a corresponding reduction to cost of sales. License fee expenses, including minimum license maintenance fees and royalties, associated with the MIT Agreement and related Amended MIT Agreement for 2012, 2011 and 2010 were ($159), a reduction to cost of sales, $595 and $275, respectively. Reimbursement of qualifying patent expense incurred by MIT were $50, $11 and $18 for 2012, 2011 and 2010, respectively and are recorded in selling, general and administrative expenses in the consolidated statement of operations and comprehensive loss.